Dividend income_Details of dividend income (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018 KRW (₩)	Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 KRW (₩)
Disclosure Of Revenue From Dividends [Abstract]
Dividend from financial assets at FVTPL (IFRS 9)	₩ 12,210,000,000	₩ 0	₩ 31,860,000,000		₩ 0
Dividend from financial assets at FVTPL (IAS 39)	0	47,000,000	0		190,000,000
Dividend from financial assets FVTOCI	1,941,000,000	0	17,844,000,000		0
Dividend from AFS financial assets	0	19,570,000,000	0		59,255,000,000
Total	₩ 14,151,000,000	₩ 19,617,000,000	₩ 49,704,000,000	$ 44,706	₩ 59,445,000,000